11. Employee and Director Benefit Programs (Details 3) $ in Thousands	Dec. 31, 2015 USD ($)
Employee And Director Benefit Programs Details 3
2016	$ 244
2017	262
2018	274
2019	310
2020	333
Thereafter	$ 8,259